Leases - Lease Expense and Supplemental Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Operating lease cost	$ 1,192	$ 279	$ 2,241	$ 448	$ 1,764	$ 1,600	$ 1,708
Short-term lease cost	155	170	359	259	720	349	317
Sublease income					0	(74)	(42)
Total	1,347	449	2,600	707	2,484	1,875	1,983
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,172	311	2,215	476	1,856	991	1,407
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 150	$ 2,955	$ 6,895	$ 4,718	$ 14,293	$ 486	$ 935